Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Settlement for liquidated damages	$ 15,000,000
Assets pledged under mortgages and overdraft facilities		3,442,600,000	3,246,800,000
Guarantor Obligations [Line Items]
Maximum potential future payment		633,400,000	687,400,000
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment		530,000,000	530,000,000
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment		103,400,000	157,400,000
West Capricorn
Maturity schedule for contractual commitments [Abstract]
Contractual commitments		$ 0	$ 0